Restatement note	12 Months Ended
Jun. 30, 2026
Correction of prior period errors [Abstract]
Description of nature of accounting errors in prior periods [text block]	Restatement of comparative information
(i)Correction of prior period error for misalignment of algorithm parameters of mine planning software
During the 2026 financial year, management identified a misstated alignment in algorithm parameters in the mine planning and scheduling programme used at the Tshepong North, Tshepong South and Doornkop operations. This misalignment of algorithm parameters occurred during the 2019 financial year with the implementation of the programme for these three operations. No other operations were affected by this misalignment.
The misalignment resulted in the overstatement of scheduled square meters mined in the LOM plan, which affected tonnes milled and kilograms produced. Because the scheduling outputs feed into the reserve declaration process, this overstatement led to an overstatement of declared Mineral Reserves, notwithstanding that the underlying geological model and Mineral
Resource estimates remained unchanged and unaffected by the misalignment. The misalignment only pertained to forecasted production as included in LOM plans, and did not impact actual production results or declared Mineral Resources since FY19.
The overstatement of Mineral Reserves and kilograms produced within each operation’s LOM plan since the 2019 financial year has been quantified as follows:
•Doornkop: 23.0% overstated over LOM
•Tshepong South: 24.5% overstated over LOM
•Tshepong North: 19.5% overstated over LOM.
The financial reporting areas with a resultant impact from the error are as follows:
Impact on deferred tax rate changes
The decrease in kilograms produced in the LOM plans resulted in a change in profitability which affected the determined deferred tax rates. These changes in deferred tax rates impacted the deferred tax liabilities and assets stemming from all temporary differences relevant to the legal entities of these affected operations. Implementing the decreases in kilograms produced for the operations’ LOM plans resulted in shortened years of operation. The FY25 deferred tax rates for Harmony,
Randfontein and Freegold changed from 20.8%, 17.2% and 17.4% to 20.3%, 15.7% and 17.2% respectively, while the FY24 deferred tax rates changed from 26.4%, 12.3% and 12.6% to 25.4%, 9.9% and 11.7% respectively.
Impact on depreciation based on the unit-of-production method
As the misalignment resulted in the overstatement of Mineral Reserves, it directly affected depreciation calculations using the unit-of-production method. Where the scheduled area or volume was overstated, the total expected units of production used as the denominator in the depreciation calculation was inflated. This would result in a lower depreciation charge per unit in each period than is warranted by the asset's actual use.
Management has recalculated depreciation from FY20 to FY26, being the period that the depreciation expenses was understated, based on the corrected Mineral Reserves for the operations in question. The deferred tax resulting from the change in temporary differences related to property, plant and equipment has also been determined.
The misalignment resulted in the following:

	SA Rand
Figures in million	At 30 June 2025	At 1 July 2024
Group balance sheet
Property, plant and equipment (Mining assets) overstated	636	500
Deferred tax assets understated	2	1
Retained earnings overstated	457	317
Deferred tax liabilities overstated	177	182

	SA Rand
Figures in million	2025	2024
Group income statement
Cost of Sales (Depreciation) understated	137	104
Gross profit, Operating profit and Profit before taxation overstated	137	104
Taxation (deferred tax expense) understated/(overstated)	3	(118)
Net profit understated/(overstated)	(140)	14
Basic and Diluted earnings per share understated/(overstated) (cents)	(23)	2
38Restatement of comparative information continued
(ii)Correction of prior period error related to the constructive obligation of payroll provisions and accruals
During the 2026 financial year, management adjusted the timing of the group’s payroll provisions and accruals, based on a revised view of whether a constructive obligation existed at the reporting period end. These amounts were previously recorded in the financial year when the payments were made.
This error had resulted in the following:

	SA Rand
Figures in million	At 30 June 2025	At 1 July 2024
Group balance sheet
Deferred tax assets understated	10	15
Retained earnings overstated	836	976
Deferred tax liabilities overstated	126	91
Trade and other payables understated	972	1 082

	SA Rand
Figures in million	2025	2024
Group income statement
Cost of Sales (Production costs) understated/(overstated)	(6)	72
Gross profit understated/(overstated)	6	(72)
Corporate, admin and other expenditure understated/(overstated)	(47)	299
Other operating expenses understated/(overstated)	(57)	57
Operating profit and Profit before taxation understated/(overstated)	110	(428)
Taxation (deferred tax expense) overstated	30	23
Net profit understated/(overstated)	140	(405)
Basic and Diluted earnings per share understated/(overstated) (cents)	23	(65)
Management has therefore restated the group balance sheet, group income statement, group statement of comprehensive income and group statement of changes in shareholders' equity for both 2024 and 2025 financial years. These restatements had no impact on the group cash flow statement, while the cash generated by operations note has been updated to reflect the restated amounts for depreciation and the movements in working capital of trade and other payables.
The combined changes to the group income statement for the year ended 30 June 2025 and 30 June 2024 are as follows:

	SA Rand
	2025			2024
Figures in million	Reported	Restated	Adjustment	Reported	Restated	Adjustment
Cost of sales	(49 635)	(49 766)	(131)	(47 233)	(47 409)	(176)
Production cost	(43 155)	(43 149)	6	(38 923)	(38 995)	(72)
Amortisation and depreciation	(4 842)	(4 979)	(137)	(4 642)	(4 746)	(104)
Gross profit	24 261	24 130	(131)	14 146	13 970	(176)
Corporate, administration and other expenditure	(1 647)	(1 600)	47	(1 294)	(1 593)	(299)
Other operating expenses	(346)	(289)	57	(195)	(252)	(57)
Operating profit	20 357	20 330	(27)	11 676	11 144	(532)
Profit before taxation	21 206	21 179	(27)	11 770	11 238	(532)
Taxation	(6 658)	(6 631)	27	(3 082)	(2 941)	141
Net profit for the year	14 548	14 548	—	8 688	8 297	(391)
Attributable to:
Owners of the parent	14 384	14 384	—	8 587	8 196	(391)
Earnings per ordinary share (cents)
Basic earnings	2 313	2 313	—	1 386	1 323	(63)
Diluted earnings	2 288	2 288	—	1 364	1 302	(62)
38Restatement of comparative information continued
The changes to the group balance sheet as at 1 July 2024 and 30 June 2025 are as follows:

	SA Rand
	At 30 June 2025			At 1 July 2024
Figures in million	Reported	Restated	Adjustment	Reported	Restated	Adjustment
Assets
Non-current assets
Property, plant and equipment	48 269	47 633	(636)	41 348	40 848	(500)
Deferred tax assets	114	126	12	140	156	16
Total non-current assets	56 197	55 573	(624)	48 963	48 479	(484)
Total assets	77 503	76 879	(624)	60 460	59 976	(484)
Equity and liabilities
Share capital and reserves
Attributable to equity holders of the parent company	48 235	46 942	(1 293)	40 774	39 481	(1 293)
Retained earnings	14 584	13 291	(1 293)	2 238	945	(1 293)
Total equity	48 512	47 219	(1 293)	40 949	39 656	(1 293)
Non-current liabilities
Deferred tax liabilities	4 475	4 172	(303)	2 951	2 678	(273)
Total non-current liabilities	16 603	16 300	(303)	12 152	11 879	(273)
Current liabilities
Trade and other payables	6 652	7 624	972	5 477	6 559	1 082
Total current liabilities	12 388	13 360	972	7 359	8 441	1 082
Total equity and liabilities	77 503	76 879	(624)	60 460	59 976	(484)
The cumulative impact of the restatement on the accumulated loss as at 1 July 2023 is an increase of R902 million.